Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [line items]
Allowance for credit losses	$ 4,936	$ 4,267
Key management personnel directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Loans to related party	19	16
Allowance for credit losses	$ 0	$ 0